UNITED
         CASH
         MANAGEMENT,
         INC.

         SEMIANNUAL
         REPORT
         ------------------------------------------
         For the Six Months ended December 31, 1998

This report is submitted for the general information of the shareholders of United Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Cash Management, Inc. current prospectus.

PRESIDENT'S LETTER
DECEMBER 31, 1998


Dear Shareholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. From every area of Waddell & Reed, including your personal financial advisor, our goal has been to provide the best service possible to our shareholders.

While it is impossible to predict the future direction of the markets, there are some basic principles that we stand by that can help investors achieve their objectives:

  . Develop a financial plan that helps you pinpoint your financial objectives, and identify specific strategies for turning your dreams into reality. There is no better way to plan for your future.
  . Invest on a regular basis. It can be one of the best ways to invest long term and provide a hedge against market volatility.
  . Adopt a long-term view to take advantage of compounding. The key to successful investing is time, not timing. The power of compounding is awesome and, on a long-term basis, can overwhelm any nuances of timing.
  . Review your financial plan regularly. Financial planning is an ongoing process that requires periodic review.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Our locally based financial advisors are ready to assist you with your total financial plan to help you plan for your retirement, to help you meet your education funding goals or to achieve other financial objectives.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office.

Respectfully,


Robert L. Hechler
President

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
BANK OBLIGATIONS
Certificates of Deposit
 Domestic - 0.78%
   Morgan Guaranty Trust Company of New York,
   5.5744%, 9-27-99 ......................   $ 5,000 $  4,998,577

 Yankee - 4.65%
 Societe Generale - New York:
   5.55%, 2-9-99 .........................    15,000   14,994,816
   5.5394%, 5-26-99 ......................     5,000    4,998,513
 Svenska Handelsbanken - New York,
   5.74%, 6-1-99 .........................    10,000    9,989,235
   Total .................................             29,982,564

Commercial Paper - 3.96%
 ANZ (DE) Inc.,
   6.1%, 1-4-99 ..........................    25,500   25,487,038

Commercial Paper (backed by irrevocable bank
 letter of credit) - 3.00%
 Banco Itau S.A. (Barclays Bank PLC),
   5.37%, 6-17-99 ........................     5,000    4,875,446
 Banco Serfin S.A. (Barclays Bank PLC),
   5.32%, 8-26-99 ........................    15,000   14,474,650
   Total .................................             19,350,096

Notes - 5.85%
 Abbey National Treasury Services PLC,
   5.64%, 7-15-99 ........................    10,000    9,988,871
 J.P. Morgan & Co., Incorporated,
   5.4819%, 7-7-99 .......................    10,000    9,996,971
 NationsBank Corp.,
   4.82%, 6-25-99 ........................    10,000    9,997,700
 Shawmut National Corporation,
   (Fleet Financial Group Inc.),
   8.625%, 12-15-99 ......................     7,500    7,743,213
   Total .................................             37,726,755

TOTAL BANK OBLIGATIONS - 18.24%                      $117,545,030
 (Cost: $117,545,030)

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS
Commercial Paper
 Chemicals and Allied Products - 4.05%
 Monsanto Company:
   5.38%, 1-8-99 .........................   $10,200 $ 10,189,330
   5.26%, 1-19-99 ........................    10,000    9,973,700
   5.1%, 3-10-99 .........................     6,000    5,942,200
   Total .................................             26,105,230

 Electric, Gas and Sanitary Services - 11.43%
 Allegheny Energy Inc.,
   5.17%, 3-4-99 .........................    18,000   17,839,730
 Bay State Gas Co.,
   5.5%, 1-19-99 .........................    10,500   10,471,125
 OGE Energy Corp.:
   5.95%, 1-4-99 .........................     2,000    1,999,008
   6.5%, 1-7-99 ..........................     6,400    6,393,067
 PacifiCorp.,
   5.07%, 1-19-99 ........................    17,200   17,156,398
 Questar Corp.:
   5.2%, 1-12-99 .........................     3,200    3,194,916
   5.35%, 1-19-99 ........................     5,400    5,385,555
   5.32%, 2-5-99 .........................     9,500    9,450,864
   5.2%, 2-16-99 .........................     1,800    1,788,040
   Total .................................             73,678,703

 Electronic and Other Electric Equipment - 2.02%
   Sony Capital Corp.:
   5.9%, 1-8-99 ..........................     5,000    4,994,264
   5.4%, 1-12-99 .........................     8,000    7,986,800
   Total .................................             12,981,064

 Engineering and Management Services - 3.40%
 Halliburton Co.:
   5.2%, 1-13-99 .........................    14,000   13,975,733
   5.13%, 2-19-99 ........................     6,000    5,958,105
   5.29%, 2-26-99 ........................     2,000    1,983,542
   Total .................................             21,917,380

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Industrial Machinery and Equipment - 0.78%
 Deere & Company,
   5.45%, 1-8-99 .........................   $ 5,000 $  4,994,701

 Insurance Carriers - 2.16%
 Transamerica Finance Corp.,
   5.47%, 1-26-99 ........................    14,000   13,946,819

 Nondepository Institutions - 4.07%
 Associates Corp. of North America,
   5.35%, 1-20-99 ........................     3,000    2,991,529
 General Motors Acceptance Corporation,
   5.35%, 1-4-99 .........................     7,300    7,296,745
 Island Finance Puerto Rico Inc.:
   5.4%, 1-29-99 .........................     2,700    2,688,660
   5.23%, 2-5-99 .........................     3,000    2,984,746
   5.38%, 2-5-99..........................     6,000    5,968,617
   5.1%, 2-16-99 .........................     4,300    4,271,978
   Total .................................             26,202,275

 Paper and Allied Products - 1.58%
 Sonoco Products Co.,
   5.16%, 1-19-99 ........................     5,000    4,987,100
 Westvaco Corp.,
   5.3%, 1-12-99 .........................     5,169    5,160,629
   Total .................................             10,147,729

 Personal Services - 4.54%
 Block Financial Corp.:
   5.2%, 1-8-99 ..........................     6,380    6,373,549
   5.1%, 1-21-99 .........................     8,000    7,977,333
   5.35%, 1-29-99 ........................    10,000    9,958,389
   5.25%, 2-26-99 ........................     5,000    4,959,167
   Total .................................             29,268,438

Total Commercial Paper - 34.03%                       219,242,339

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (backed by irrevocable bank
 letter of credit)
 Nondepository Institutions - 0.18%
   Hyundai Motor Finance Co. (Bank of America NT & SA),
   5.475%, 1-29-99 .......................   $ 1,150 $  1,145,103

 Oil and Gas Extraction - 1.31%
   Louis Dreyfus Corp. (ABN-AMRO Bank N.V.),
   5.8%, 1-15-99 .........................     8,500    8,480,828

Total Commercial Paper (backed by irrevocable bank
 letter of credit) - 1.49%                              9,625,931

Notes
 Auto Repair, Services and Parking - 2.64%
 PHH Corporation:
   5.5319%, 2-5-99 .......................     5,000    4,999,953
   4.84%, 2-10-99 ........................     5,000    4,999,098
   4.86%, 3-11-99 ........................     7,000    6,997,845
   Total .................................             16,996,896

 Electric, Gas and Sanitary Services - 4.19%
 Baltimore Gas and Electric Company,
   5.1813%, 3-1-99 .......................    27,000   26,999,682

 Nondepository Institutions - 6.14%
 Deere (John) Capital Corp.,
   6.43%, 8-9-99 .........................    10,000   10,042,941
 General Electric Capital Corporation,
   5.0934%, 6-8-99 .......................    14,000   13,997,027
 General Motors Acceptance Corporation,
   8.4%, 10-15-99 ........................    10,270   10,512,013
 Norwest Financial Inc.,
   6.2%, 9-15-99 .........................     5,000    5,039,288
   Total .................................             39,591,269

 Real Estate - 0.21%
 Trap Rock Industries, Inc. (First Union National Bank),
   5.9671%, 1-6-99 .......................     1,330    1,330,000

 Security and Commodity Brokers - 2.33%
 Merrill Lynch & Co., Inc.,
   5.78%, 4-27-99 ........................    15,000   15,000,000

Total Notes - 15.51%                                   99,917,847

TOTAL CORPORATE OBLIGATIONS - 51.03%                 $328,786,117
 (Cost: $328,786,117)
                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value


MUNICIPAL OBLIGATIONS
California - 8.54%
 California Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds:
   Air Products and Chemicals, Inc./ Wilmington
   Facility, Taxable Series 1997A (Air Products
   and Chemicals, Inc.),
   5.35%, 3-11-99 ........................   $13,000 $ 13,000,000
   Shell Martinez Refining Company Project,
   Series 1996 (Taxable) (Shell Oil Company):
   5.28%, 2-5-99 .........................     8,000    8,000,000
   5.25%, 2-8-99 .........................     5,000    5,000,000
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   5.28%, 3-1-99 .........................    21,000   21,000,000
 Oakland-Alameda County Coliseum Authority,
   Lease Revenue Bonds (Oakland Coliseum Arena
   Project), 1996 Series A-1 Variable Rate Lease
   Revenue Bonds (Taxable) (Canadian Imperial Bank of
   Commerce),
   5.35%, 2-5-99 .........................     8,000    8,000,000
   Total .................................             55,000,000

Colorado - 1.02%
 Panorama Metropolitan District, Arapahoe
   County, Colorado (Taxable/Tax Exempt),
   Series 1997A (Banque Nationale de Paris,
   San Francisco Branch),
   5.65%, 6-1-99 .........................     4,575    4,575,000
 Kit Carson County, Colorado, Architectural
   Development Revenue Bonds (Taxable), (Midwest
   Farms, L.L.C. Project), Series 1997 (Norwest
   Bank Minnesota, National Association),
   6.0%, 1-7-99 ..........................     2,000    2,000,000
   Total .................................              6,575,000

Indiana - 3.41%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds, Taxable
   Series 1995 (Amoco Oil Company Project):
   5.25%, 2-12-99 ........................    16,000   16,000,000
   5.23%, 3-8-99 .........................     6,000    6,000,000
   Total .................................             22,000,000

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Louisiana - 4.53%
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable) (ABN AMRO Bank N.V.),
   5.25%, 3-9-99 .........................   $19,200 $ 19,200,000
 Gulf Coast Industrial Development Authority,
   Environmental Facilities Revenue Bonds
   (CITGO Petroleum Corporation Project), Taxable
   Series 1998 (Royal Bank of Canada),
   5.45%, 1-14-99 ........................    10,000   10,000,000
   Total .................................             29,200,000

New Jersey - 1.99%
 New Jersey Economic Development Authority,
   Federally Taxable Variable Rate Demand/
   Fixed Rate Revenue Bonds (The Morey
   Organization, Inc. Project), Series of 1997
   (First Union National Bank),
   6.05%, 1-6-99..........................    12,835   12,835,000

New York - 1.32%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   5.32%, 3-22-99 ........................     8,500    8,500,000
   Total .................................

North Carolina - 0.28%
 Wake Forest University, Taxable Variable Rate
   Demand Bonds, Series 1997 (Wachovia Bank, N.A.),
   5.58%, 1-6-99 .........................     1,800    1,800,000

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Pennsylvania - 3.70%
 Montgomery County Industrial Development
   Authority:
   Federally Taxable Variable Rate Demand
   Revenue Bonds (Neose Technologies,
   Inc. Project), Series B of 1997 (First Union
   National Bank),
   6.05%, 1-6-99 .........................   $ 7,900 $  7,900,000
   Federally Taxable Variable Rate Demand/
   Fixed Rate Revenue Bonds (Collegeville
   Inn Project), Series of 1996 (First Union
   National Bank),
   6.05%, 1-6-99 .........................     2,360    2,360,000
   Taxable Fixed Rate/Variable Rate
   Demand Revenue Bonds (410 Horsham
   Associates Project), Series of 1995
   (First Union National Bank),
   6.05%, 1-6-99 .........................     1,480    1,480,000
 Berks County Industrial Development Authority
   (Commercial Facilities Project), Series
   B of 1995 (First Union National Bank),
   6.05%, 1-6-99 .........................     8,375    8,375,000
 Philadelphia Authority for Industrial Development,
   Variable/Fixed Rate Federally Taxable
   Economic Development Bonds (Mothers Work,
   Inc.), Series of 1995 (First Union National Bank),
   5.6712%, 1-6-99 .......................     3,730    3,730,000
   Total .................................             23,845,000

Texas - 2.47%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   5.2843%, 2-2-99 .......................    16,000   15,924,846

Washington - 2.33%
 Wenatchee Valley Clinic, P.S.,
   Floating Rate Taxable Bonds, Series 1998
   (U.S. Bank National Association),
   5.8%, 1-7-99 ..........................    15,000   15,000,000

TOTAL MUNICIPAL OBLIGATIONS - 29.59%                 $190,679,846
 (Cost: $190,679,846)

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES - 1.17%
 Federal Home Loan Bank,
   5.235%, 10-5-99 .......................   $ 5,565 $  5,565,000
 Federal Farm Credit Bank,
   5.24%, 9-29-99 ........................     2,000    2,000,000
   Total .................................           $  7,565,000
(Cost: $7,565,000)

TOTAL INVESTMENT SECURITIES - 100.03%                $644,575,993
 (Cost: $644,575,993)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.03%)      (226,520)

NET ASSETS - 100.00%                                 $644,349,473

Notes to Schedule of Investments

     Cost of investments owned is the same as that used for Federal income tax purposes.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

UNITED CASH MANAGEMENT, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities - at value (Note 1)  ........     $644,576
 Cash   ............................................        4,227
 Receivables:
   Fund shares sold ................................        4,113
   Interest ........................................        3,213
 Prepaid insurance premium  ........................           20
                                                         --------
    Total assets  ..................................      656,149
                                                         --------
Liabilities
 Payable to Fund shareholders  .....................        8,962
 Dividends payable  ................................        2,505
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................          228
 Accrued management fee (Note 2)  ..................            7
 Accrued accounting services fee (Note 2)  .........            6
 Accrued distribution fee (Note 2)  ................            1
 Accrued service fee (Note 2)  .....................            1
 Other  ............................................           90
                                                         --------
    Total liabilities  .............................       11,800
                                                         --------
      Total net assets .............................     $644,349
                                                         ========
Net Assets
 $0.01 par value capital stock, authorized -- 5,000,000;
   Class A shares outstanding - 636,679
   Class B shares outstanding - 7,670
   Capital stock ...................................     $  6,443
   Additional paid-in capital ......................      637,906
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $644,349
                                                         ========
Net asset value, redemption and offering price
 per share for Class A and Class B  ................        $1.00
                                                            =====


                       See notes to financial statements.

UNITED CASH MANAGEMENT, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended DECEMBER 31, 1998
(In Thousands)

Investment Income
 Interest and amortization (Note 1B)  ..............      $17,148
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        1,205
   Transfer agency and dividend disbursing -
    Class A ........................................        1,056
    Class B  .......................................            3
   Custodian fees ..................................           74
   Accounting services fee .........................           35
   Distribution fee - Class B ......................           22
   Audit fees ......................................            7
   Service fee - Class B ...........................            4
   Legal fees ......................................            3
   Other ...........................................          143
                                                          -------
    Total expenses  ................................        2,552
                                                          -------
      Net investment income ........................       14,596
                                                          -------
       Net increase in net assets resulting
         from operations ...........................      $14,596
                                                          =======


                       See notes to financial statements.

UNITED CASH MANAGEMENT, INC.
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)

                                           For the      For the
                                         six months   fiscal year
                                            ended        ended
                                        December 31,   June 30,
                                            1998         1998
                                        ------------  -----------
Increase in Net Assets
 Operations:
   Net investment income ..............    $ 14,596      $ 25,050
                                           --------      --------
    Net increase in net assets
      resulting from operations .......      14,596        25,050
                                           --------      --------
 Dividends to shareholders
   from net investment income:*
   Class A ............................     (14,486)      (24,935)
   Class B ............................        (110)         (115)
                                           --------      --------
                                            (14,596)      (25,050)
                                           --------      --------
 Capital share transactions:**
   Proceeds from sale of shares:
    Class A  ..........................   1,340,943     3,626,568
    Class B  ..........................       9,552         7,455
   Proceeds from reinvestment
    of dividends:
    Class A  ..........................      14,442        23,831
    Class B  ..........................         110           109
   Payments for shares redeemed:
    Class A  ..........................  (1,251,546)   (3,631,832)
    Class B  ..........................      (5,606)       (7,470)
                                           --------      --------
    Net increase in net assets
      resulting from capital
      share transactions ..............     107,895        18,661
                                           --------      --------
      Total increase ..................     107,895        18,661

Net Assets
 Beginning of period  .................     536,454       517,793
                                           --------      --------
 End of period  .......................     644,349      $536,454
                                           ========      ========
   Undistributed net investment
    income  ...........................        $---          $---
                                               ====          ====
    *See "Financial Highlights" on pages 14 - 15.
    **The number of shares transacted during the periods corresponds to the amounts included in this statement because shares are recorded at $1.00 per share.

                       See notes to financial statements.

UNITED CASH MANAGEMENT, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                    For the
                        six
                     months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12/31/98    1998   1997    1996   1995    1994
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                      ------  ------  ------  ------  ------  ------
Net investment
 income  ...........   0.0245  0.0484  0.0472  0.0487  0.0465  0.0252
Less dividends
 declared  .........  (0.0245)(0.0484)(0.0472)(0.0487)(0.0465)(0.0252)
                      ------  ------  ------  ------  ------  ------
Net asset value,
 end of period  ....  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                     ======= ======= ======= ======= ======= =======
Total return........   2.53%   4.93%   4.80%   5.01%   4.74%   2.55%
Net assets, end of
 period (in
 millions)  ........    $636    $533    $514    $402    $369    $317
Ratio of expenses to
 average net
 assets  ...........   0.83%*  0.89%   0.87%   0.91%   0.97%   1.04%
Ratio of net
 investment income
 to average net
 assets  ...........   4.77%*  4.84%   4.70%   4.89%   4.68%   2.51%

*Annualized.

                       See notes to financial statements.

UNITED CASH MANAGEMENT, INC.
FINANCIAL HIGHLIGHTS
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                    For the For the fiscal        For the
                      six     year ended           period
                    months      June 30,          from 9/5/95*
                     ended  --------------        through
                   12/31/98    1998   1997        6/30/96
                   --------  ------ ------        --------
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00   $1.00           $1.00
                      ------  ------  ------          ------
Net investment
 income  ...........   0.0203  0.0403  0.0407          0.0312
Less dividends
 declared  .........  (0.0203)(0.0403)(0.0407)        (0.0312)
                      ------  ------  ------          ------
Net asset value,
 end of period  ....  $1.00   $1.00   $1.00           $1.00
                     ======= ======= =======         =======
Total return........   2.09%   4.10%   4.13%           3.15%
Net assets, end of
 period (in
 millions)  ........      $8      $4      $4              $1
Ratio of expenses to
 average net
 assets  ...........   1.54%** 1.71%   1.48%           1.88%**
Ratio of net
 investment income
 to average net
 assets  ...........   4.03%** 4.03%   4.14%           3.76%**

   *Commencement of operations.
   **Annualized.

                       See notes to financial statements.

UNITED CASH MANAGEMENT, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

NOTE 1 -- Significant Accounting Policies

United Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

     B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

     C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

     D. Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends on each day to shareholders of record at the time of the previous determination of net asset value. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          NOTE 2 -- Investment Management and Payments to Affiliated Persons

The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $21.0 billion of combined net assets at December 31, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level            Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10         $      0
           From $   10 to $   25         $ 10,000
           From $   25 to $   50         $ 20,000
           From $   50 to $  100         $ 30,000
           From $  100 to $  200         $ 40,000
           From $  200 to $  350         $ 50,000
           From $  350 to $  550         $ 60,000
           From $  550 to $  750         $ 70,000
           From $  750 to $1,000         $ 85,000
                $1,000 and Over          $100,000

The Fund also pays WARSCO a monthly per account charge of $1.75 for each shareholder account which was in existence at any time during the prior month and $0.75 for each shareholder check it processed. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

The Fund has adopted a 12b-1 plan for Class B shares under which W&R, principal underwriter and sole distributor of the Fund's shares, is compensated in an amount calculated and payable daily up to 1% annually of the Fund's average daily net assets for Class B shares. This fee consists of two elements: (i) up to 0.75% may be paid to the Distributor (W&R) for distribution services and distribution expenses including commissions paid by the Distributor to its sales representatives and managers and (ii) up to 0.25% may be paid to reimburse the Distributor for continuing payments made to the Distributor's representatives and managers, its administrative costs in overseeing these payments, and the expenses of WARSCO in providing certain personal services to shareholders. During the period ended December 31, 1998, W&R paid no sales commissions.

A contingent deferred sales charge may be assessed against a shareholder's redemption amount of Class B shares and paid to the Distributor, W&R. The purpose of the deferred sales charge is to compensate the Distributor for the costs incurred by the Distributor in connection with the sale of a Fund's shares. The amount of the deferred sales charge will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the calendar year of investment and the first full calendar year after the calendar year of investment, 3%; the second full calendar year, 2%; the third full calendar year, 1%; and thereafter, 0%. All investments made during a calendar year shall be deemed as a single investment during the calendar year for purposes of calculating the deferred sales charge. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended December 31, 1998, the Distributor received $24,993 in deferred sales charges.

The Fund paid Directors' fees of $10,391, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Multiclass Operations

On September 5, 1995, the Fund was authorized to offer investors two classes of shares, Class A and Class B, each of which has equal rights as to assets and voting privileges. Class A shares are not subject to a sales charge on purchases or a contingent deferred sales charge on redemption; they are not subject to a Rule 12b-1 Service Plan. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income and non-class specific expenses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Cash Management Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Cash Management, Inc. (the "Fund") as of December 31, 1998, and the related statement of operations for the six-month period then ended, the statement of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 1998, and the financial highlights for the six-month period ended December 31, 1998 and for each of the five fiscal years in the period ended June 30, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United Cash Management, Inc. as of December 31, 1998, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 1998, and the financial highlights for the six-month period ended December 31, 1998, and for each of the five fiscal years in the period ended June 30, 1998, in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
Kansas City, Missouri
February 5, 1999

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.




DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Helge K. Lee, Vice President and Secretary
Mira Stevovich, Vice President

The United Group of Mutual Funds
United Asset Strategy Fund, Inc.
United Cash Management, Inc.
United Continental Income Fund, Inc.
United Funds, Inc.
     United Bond Fund
     United Income Fund
     United Accumulative Fund
     United Science and Technology Fund
United Gold & Government Fund, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Vanguard Fund, Inc.

Waddell & Reed Funds, Inc.
Asset Strategy Fund
Growth Fund
High Income Fund
International Growth Fund
Limited-Term Bond Fund
Municipal Bond Fund
Science and Technology Fund
Total Return Fund

----------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
   WADDELL & REED
   CUSTOMER SERVICE
   6300 Lamar Avenue
   P.O. Box 29217
   Shawnee Mission, KS 66201-9217
   Toll-Free - (800)366-5465
   Local - 236-1303
For Yield Information Only
   Toll-Free - (800)366-4953
   Local - 236-1307

Our INTERNET address is:
  http://www.waddell.com

NUR1010SA(12-98)
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